Balance Sheets (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Current
Cash	0	313,587	0
Prepaid expenses	171	49,320
Other receivables	11,692	10,516	2,108
Total Current Assets	11,863	373,423	2,108
Restricted cash	204,060
TOTAL ASSETS	215,923	373,423	2,108
Current Liabilities
Account overdraft	0	0	7
Accounts payable	56,881	84,676	40,156
Accounts payable, related parties	241,782	25,278	170,612
Convertible notes, net of discount		929,025
Warrant derivative liability		128,253
Short term loans	123,626		12,705
Short term loan, related parties		123,626	46,249
Total current liabilities	422,289	1,290,858	269,729
Total Liabilities	422,289	1,290,858	269,729
STOCKHOLDERS EQUITY (DEFICIT)
Common stock, An unlimited number of common shares with no par value. Issued and outstanding 226,976,985 shares as at April 30, 2012, 226,976,985 shares as at April 30, 2011, and 90,875,000 as at April 30, 2010	1,561,873	1,561,873	224,400
Preferred stock, An unlimited number of preferred shares with no par value, no shares have been issued
Additional paid in capital	1,320,400	1,000,400
Accumulated deficit	(3,088,639)	(3,479,708)	(492,021)
Total Stockholders Equity (Deficit)	(206,366)	(917,435)	(267,621)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY (DEFICIT)	215,923	373,423	2,108